Employee Benefits (Details Textual)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Employee Benefits [Line Items]
Weighted average duration of short term employee benefit obligations	12
Actuarial assumption of discount rates	4.50%
CHILE
Disclosure Of Employee Benefits [Line Items]
Actuarial assumption of discount rates	4.50%	5.69%
ARGENTINA
Disclosure Of Employee Benefits [Line Items]
Actuarial assumption of discount rates	49.14%	34.62%